T. ROWE PRICE Global High Income Bond Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 3.7%
Corporate Bonds 3.7%
Aegea Finance, 9.00%, 1/20/31 (USD) (1) 2,580,000 2,715
CSN Resources, 8.875%, 12/5/30 (USD) (1) 4,000,000 3,948
CSN Resources, 8.875%, 12/5/30 (USD)  1,810,000 1,786
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,224
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  1,085,000 1,010
Globo Comunicacao e Participacoes, 5.50%, 1/14/32
(USD) (1) 2,515,000 2,342
Klabin Austria, 3.20%, 1/12/31 (USD)  5,320,000 4,640
Suzano Austria, 3.75%, 1/15/31 (USD)  2,875,000 2,597
Usiminas International, 7.50%, 1/27/32 (USD) (1) 2,870,000 2,901
Total Brazil (Cost $23,510) 23,163
CANADA 2.3%
Common Stocks 0.1%
Bausch + Lomb (USD) (2) 56,100 813
813
Corporate Bonds 2.2%
Husky Injection Molding Systems, 9.00%, 2/15/29 (USD) (1) 2,830,000 2,830
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD) (1) 3,275,000 3,426
Rogers Communications, VR, 7.00%, 4/15/55 (USD) (3) 1,520,000 1,526
Rogers Communications, VR, 7.125%, 4/15/55 (USD) (3) 3,030,000 3,019
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (USD) (1)(3) 195,000 196
South Bow Canadian Infrastructure Holdings, VR, 7.625%,
3/1/55 (USD) (1)(3) 2,555,000 2,581
13,578
Total Canada (Cost $14,726) 14,391
CHILE 2.8%
Corporate Bonds 2.8%
AES Andes, VR, 6.35%, 10/7/79 (USD) (3) 1,016,000 1,015
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(3) 3,100,000 3,208
Agrosuper, 4.60%, 1/20/32 (USD) (1) 4,400,000 4,033
ATP Tower Holdings, 7.875%, 2/3/30 (1) 4,100,000 4,115
Banco de Credito e Inversiones, VR, 7.50% (USD) (1)(3)(4) 1,780,000 1,779

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Banco de Credito e Inversiones, VR, 8.75% (USD) (1)(3)(4) 3,420,000 3,637
Total Chile (Cost $17,704) 17,787
COLOMBIA 1.9%
Corporate Bonds 1.9%
Aris Mining, 8.00%, 10/31/29 (USD) (1) 3,240,000 3,294
Bancolombia, VR, 8.625%, 12/24/34 (USD) (3) 2,945,000 3,116
Ecopetrol, 4.625%, 11/2/31 (USD)  1,315,000 1,097
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 615
Ecopetrol, 8.375%, 1/19/36 (USD)  1,630,000 1,589
Ecopetrol, 8.875%, 1/13/33 (USD)  2,085,000 2,153
Total Colombia (Cost $11,831) 11,864
FRANCE 4.4%
Corporate Bonds 4.4%
Altice France, 4.25%, 10/15/29 (1) 480,000 414
Altice France, 5.875%, 2/1/27  1,460,000 1,399
Banijay Entertainment, 7.00%, 5/1/29 (1) 1,340,000 1,509
Banijay Entertainment, 7.00%, 5/1/29  2,127,000 2,396
Banijay Entertainment, 8.125%, 5/1/29 (USD) (1) 1,020,000 1,045
Forvia, 5.50%, 6/15/31  1,050,000 1,092
Forvia, 5.625%, 6/15/30 (1) 770,000 813
Iliad Holding, 5.375%, 4/15/30 (1) 2,690,000 2,915
Iliad Holding, 5.375%, 4/15/30  860,000 932
Iliad Holding, 8.50%, 4/15/31 (USD) (1) 2,895,000 3,029
IPD 3, 8.00%, 6/15/28 (1) 1,715,000 1,937
IPD 3, 8.00%, 6/15/28  650,000 734
IPD 3, FRN, 3M EURIBOR + 3.375%, 5.876%, 6/15/31 (1) 853,000 923
IPD 3, FRN, 3M EURIBOR + 3.375%, 5.876%, 6/15/31  1,695,000 1,835
Loxam, 4.25%, 2/15/30 (1) 3,220,000 3,443
Picard Groupe, 6.375%, 7/1/29 (1) 1,470,000 1,631
Picard Groupe, 6.375%, 7/1/29  1,375,000 1,526
Total France (Cost $27,539) 27,573
GERMANY 3.2%
Corporate Bonds 3.2%
Gruenenthal, 4.625%, 11/15/31 (1) 5,980,000 6,222
ProGroup, 5.375%, 4/15/31 (1) 2,515,000 2,632
ProGroup, 5.375%, 4/15/31  950,000 994
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 783
TK Elevator Holdco, 6.625%, 7/15/28  1,120,500 1,211

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (1) 1,985,000 1,940
TUI Cruises, 5.00%, 5/15/30 (1) 2,970,000 3,217
TUI Cruises, 6.25%, 4/15/29  1,245,000 1,390
ZF North America Capital, 6.875%, 4/14/28 (USD) (1) 1,735,000 1,700
Total Germany (Cost $20,314) 20,089
GHANA 0.4%
Corporate Bonds 0.4%
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 740,000 715
Kosmos Energy, 7.75%, 5/1/27 (USD)  1,775,000 1,714
Total Ghana (Cost $2,469) 2,429
GUATEMALA 0.6%
Corporate Bonds 0.6%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,108
CT Trust, 5.125%, 2/3/32 (USD)  905,000 828
Millicom International Cellular, 7.375%, 4/2/32 (USD) (1) 1,520,000 1,538
Total Guatemala (Cost $3,569) 3,474
HONG KONG 0.1%
Bank Loans 0.1% (5)
Fugue Finance, FRN, 1M TSFR + 3.25%, 7.496%, 1/9/32
(USD)  630,000 629
Total Hong Kong (Cost $630) 629
INDIA 0.6%
Corporate Bonds 0.6%
Greenko Power II, 4.30%, 12/13/28 (USD)  4,204,225 3,892
Total India (Cost $3,836) 3,892
ISRAEL 0.8%
Corporate Bonds 0.8%
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 789
Teva Pharmaceutical Finance Netherlands II, 7.375%,
9/15/29 (EUR)  965,000 1,161
Teva Pharmaceutical Finance Netherlands II, 7.875%,
9/15/31 (EUR)  2,525,000 3,206
Total Israel (Cost $5,007) 5,156

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 2.0%
Corporate Bonds 2.0%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 7.431%,
5/14/27  1,159,000 1,267
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  2,265,000 2,409
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 6.535%, 4/15/29 (1) 2,050,000 2,214
IMA Industria Macchine Automatiche, FRN, 3M EURIBOR +
3.75%, 6.535%, 4/15/29  1,630,000 1,760
Itelyum Regeneration, 5.75%, 4/15/30 (1) 4,745,000 5,084
Total Italy (Cost $12,775) 12,734
JAPAN 0.4%
Corporate Bonds 0.4%
Nissan Motor, 4.81%, 9/17/30 (USD) (1) 2,340,000 2,206
Total Japan (Cost $2,237) 2,206
LUXEMBOURG 0.2%
Corporate Bonds 0.2%
Altice Financing, 5.00%, 1/15/28 (USD) (1) 1,995,000 1,486
Total Luxembourg (Cost $1,773) 1,486
MAURITIUS 0.9%
Corporate Bonds 0.9%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,710,000 2,735
Axian Telecom, 7.375%, 2/16/27 (USD)  3,000,000 3,028
Total Mauritius (Cost $5,663) 5,763
MEXICO 3.5%
Corporate Bonds 3.5%
Banco Mercantil del Norte, VR, 8.375% (USD) (3)(4) 4,540,000 4,599
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (3) 1,785,000 1,720
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(3) 2,850,000 2,906
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(3) 730,000 763
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 622
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,423
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  4,185,000 3,938
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  625,000 428
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  5,145,000 3,863

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Saavi Energia, 8.875%, 2/10/35 (USD) (1) 480,000 486
Total Mexico (Cost $22,464) 21,748
MOROCCO 0.6%
Corporate Bonds 0.6%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  4,025,000 3,940
Total Morocco (Cost $3,886) 3,940
NETHERLANDS 0.8%
Corporate Bonds 0.8%
Sunrise HoldCo IV, 3.625%, 6/15/29  1,770,000 1,861
Ziggo Bond, 3.375%, 2/28/30  3,650,000 3,417
Total Netherlands (Cost $5,353) 5,278
PANAMA 0.7%
Corporate Bonds 0.7%
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 4,715,000 4,645
Total Panama (Cost $4,715) 4,645
PERU 0.2%
Corporate Bonds 0.2%
Minsur, 4.50%, 10/28/31 (USD) (1) 1,545,000 1,424
Total Peru (Cost $1,480) 1,424
ROMANIA 0.5%
Corporate Bonds 0.5%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 2,770,000 3,145
Total Romania (Cost $3,117) 3,145
SERBIA 0.3%
Corporate Bonds 0.3%
United Group, 3.625%, 2/15/28 (EUR)  1,940,000 2,043
Total Serbia (Cost $2,203) 2,043
SLOVENIA 1.7%
Corporate Bonds 1.7%
Nova Ljubljanska Banka, VR, 6.875%, 1/24/34 (3) 3,100,000 3,574
OTP Banka, VR, 7.375%, 6/29/26 (3) 2,100,000 2,295

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(6) 803,060 892
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (6) 3,256,141 3,618
Total Slovenia (Cost $10,339) 10,379
SPAIN 1.5%
Corporate Bonds 1.5%
California Buyer, 5.625%, 2/15/32 (1) 2,080,000 2,300
Cirsa Finance International, 4.50%, 3/15/27  685,000 738
Cirsa Finance International, 6.50%, 3/15/29 (1) 875,000 981
Cirsa Finance International, 6.50%, 3/15/29  2,395,000 2,687
Cirsa Finance International, 7.875%, 7/31/28 (1) 1,250,000 1,411
Cirsa Finance International, 10.375%, 11/30/27 (1) 315,000 359
Lorca Telecom Bondco, 4.00%, 9/18/27  565,000 609
Total Spain (Cost $8,877) 9,085
SWEDEN 0.9%
Corporate Bonds 0.9%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,926
Verisure Holding, 7.125%, 2/1/28 (EUR) (1) 235,000 262
Verisure Holding, 7.125%, 2/1/28 (EUR)  520,000 581
Verisure Midholding, 5.25%, 2/15/29 (EUR)  2,485,000 2,697
Total Sweden (Cost $5,348) 5,466
TANZANIA 0.6%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 187
187
Corporate Bonds 0.6%
HTA Group, 7.50%, 6/4/29 (USD) (1) 3,710,000 3,771
3,771
Total Tanzania (Cost $3,923) 3,958
UNITED KINGDOM 10.5%
Bank Loans 0.1% (5)
Aggreko Holdings, FRN, 1M TSFR + 3.00%, 7.293%,
8/16/29 (USD)  571,443 571
571

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 10.4%
Barclays, VR, 7.625% (USD) (3)(4) 2,500,000 2,444
Belron U.K. Finance, 4.625%, 10/15/29 (EUR) (1) 3,370,000 3,666
Bracken MidCo1, 6.75%, 11/1/27, (6.75% Cash or 7.5%
PIK) (6) 3,975,000 5,043
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,502
Deuce Finco, 5.50%, 6/15/27  2,960,000 3,751
eG Global Finance, 12.00%, 11/30/28 (USD) (1) 2,350,000 2,617
Flutter Treasury DAC, 6.375%, 4/29/29 (USD) (1) 5,500,000 5,605
Iceland Bondco, 4.375%, 5/15/28  530,000 621
Iceland Bondco, 10.875%, 12/15/27 (1) 410,000 560
Iceland Bondco, 10.875%, 12/15/27  2,845,000 3,885
INEOS Finance, 6.375%, 4/15/29 (EUR) (1) 1,915,000 2,110
INEOS Finance, 6.375%, 4/15/29 (EUR)  725,000 799
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,552
Kane Bidco, 5.00%, 2/15/27 (EUR)  5,695,000 6,111
Miller Homes Group Finco, 7.00%, 5/15/29  2,485,000 3,079
Motion Finco, 7.375%, 6/15/30 (EUR)  2,270,000 2,430
Odeon Finco, 12.75%, 11/1/27 (USD) (1) 2,570,000 2,686
Pinewood Finco, 3.625%, 11/15/27 (1) 1,075,000 1,310
Pinnacle Bidco, 8.25%, 10/11/28 (EUR) (1) 650,000 736
Pinnacle Bidco, 8.25%, 10/11/28 (EUR)  3,245,000 3,674
Pinnacle Bidco, 10.00%, 10/11/28 (1) 655,000 893
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 2,100
RAC Bond, 5.25%, 11/4/27  1,015,000 1,261
Virgin Media Secured Finance, 4.125%, 8/15/30  1,380,000 1,520
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,310
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 862
Zegona Finance, 6.75%, 7/15/29 (EUR) (1) 1,350,000 1,542
Zegona Finance, 6.75%, 7/15/29 (EUR)  750,000 857
65,526
Total United Kingdom (Cost $67,640) 66,097
UNITED STATES 51.4%
Bank Loans 11.8% (5)
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 9.325%,
10/31/31  3,010,000 2,880
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
11.322%, 1/4/29  1,457,684 1,451
AmWINS Group, FRN, 1M TSFR + 2.25%, 6.575%, 1/30/32  812,963 806
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.175%,
12/10/29  2,133,350 2,119
AssuredPartners, FRN, 1M TSFR + 3.50%, 7.825%, 2/14/31  3,154,419 3,156

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Asurion, FRN, 1M TSFR + 5.25%, 9.689%, 1/31/28  785,424 742
Asurion, FRN, 1M TSFR + 5.25%, 9.689%, 1/20/29  3,792,352 3,504
AthenaHealth Group, FRN, 1M TSFR + 3.00%, 7.325%,
2/15/29  2,374,620 2,341
Avalara, FRN, 1M TSFR + 3.25%, 3/21/32 (7) 2,440,000 2,428
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 7.672%,
5/10/27 (7) 1,860,521 1,853
Celsius Holdings, FRN, 1M TSFR + 3.25%, 3/21/32 (7)(8) 2,270,000 2,273
Chobani, FRN, 1M TSFR + 2.50%, 6.825%, 10/25/27  641,576 641
Clarios Global, FRN, 1M TSFR + 2.75%, 7.075%, 1/28/32  1,835,000 1,805
CMG Media, FRN, 1M TSFR + 3.50%, 7.899%, 6/18/29  1,122,928 1,051
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.75%,
7.075%, 2/26/32  1,385,000 1,379
CSC Holdings, FRN, 1M USD PRIME + 1.50%, 9.00%,
4/15/27  1,745,407 1,638
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.561%, 5/21/29 (7) 3,942,726 3,940
Hightower Holding, FRN, 1M TSFR + 3.00%, 7.291%, 2/3/32  1,845,725 1,831
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 6.322%, 2/11/30  675,000 673
Kaseya, FRN, 1M TSFR + 3.25%, 7.575%, 3/8/32  2,225,000 2,215
Kaseya, FRN, 1M TSFR + 5.00%, 9.325%, 3/7/33 (7) 2,663,072 2,663
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.575%, 7/29/29  4,198,900 4,182
Medline Borrower, FRN, 1M TSFR + 2.25%, 6.575%,
10/23/28  1,393,000 1,390
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 7.325%,
7/2/31  820,875 815
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.575%,
7/2/32 (7) 3,567,987 3,559
Primo Brands, FRN, 1M TSFR + 2.25%, 6.549%, 3/31/28  513,513 511
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.31%,
9/15/28  642,436 638
Project Alpha Intermediate Holding, FRN, 1M TSFR +
3.25%, 10/28/30 (7) 1,069,189 1,066
Project Alpha Intermediate Holding, FRN, 1M TSFR +
5.00%, 11/21/32 (7) 2,841,427 2,821
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 6.575%,
1/30/32 (7) 2,425,000 2,395
Radiology Partners, FRN, 3M TSFR + 3.50%, 8.09%,
1/31/29  2,089,570 2,010
RealPage, FRN, 3M TSFR + 3.75%, 8.049%, 4/24/28  1,695,000 1,693
Sabre GLBL, FRN, 1M TSFR + 3.50%, 12/17/27 (7) 734,985 705
Sabre GLBL, FRN, 1M TSFR + 3.50%, 12/17/27 (7) 855,015 820
Sabre GLBL, FRN, 1M TSFR + 5.00%, 6/30/28 (7) 1,575,000 1,513
Talen Energy Supply, FRN, 1M TSFR + 2.50%, 6.818%,
12/13/31  1,491,263 1,487

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%,
8.322%, 2/18/27  2,437,206 2,421
TIH Insurance Holdings, FRN, 3M TSFR + 2.75%, 7.049%,
5/6/31  2,926,060 2,904
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 9.439%,
6/20/28 (7) 1,885,203 1,752
74,071
Convertible Preferred Stocks 0.2%
Boeing, 6.00%, 10/15/27  23,666 1,416
1,416
Corporate Bonds 38.5%
1261229 BC, 10.00%, 4/15/32 (1) 5,400,000 5,373
Adient Global Holdings, 8.25%, 4/15/31 (1) 2,100,000 2,035
Aethon United BR, 7.50%, 10/1/29 (1) 1,936,000 1,963
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,410,000 1,354
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 826
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 1,190,000 1,193
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,945,000 3,010
Alpha Generation, 6.75%, 10/15/32 (1) 3,955,000 3,945
AmeriGas Partners, 9.375%, 6/1/28 (1) 4,165,000 4,103
Apollo Commercial Real Estate Finance, 4.625%,
6/15/29 (1) 5,015,000 4,539
Aretec Group, 10.00%, 8/15/30 (1) 850,000 911
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 2,205,000 2,392
AthenaHealth Group, 6.50%, 2/15/30 (1) 1,730,000 1,618
Avis Budget Car Rental, 8.25%, 1/15/30 (1) 880,000 860
Avis Budget Finance, 7.25%, 7/31/30 (EUR)  1,655,000 1,741
Axon Enterprise, 6.125%, 3/15/30 (1) 710,000 715
Axon Enterprise, 6.25%, 3/15/33 (1) 805,000 812
Bausch + Lomb, 8.375%, 10/1/28 (1) 1,860,000 1,916
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(6) 4,027,480 4,465
CCO Holdings, 4.25%, 2/1/31 (1) 2,470,000 2,183
CCO Holdings, 4.25%, 1/15/34 (1) 4,030,000 3,315
CCO Holdings, 4.50%, 8/15/30 (1) 2,410,000 2,187
CCO Holdings, 6.375%, 9/1/29 (1) 280,000 279
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.5%
PIK) (1)(6) 930,000 1,007
CHS, 5.25%, 5/15/30 (1) 1,585,000 1,298
CHS, 6.875%, 4/1/28 (1) 1,430,000 937
CHS, 6.875%, 4/15/29 (1) 2,200,000 1,419
CHS, 10.875%, 1/15/32 (1) 1,475,000 1,449
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 990,000 955
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 900,000 743

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 475,000 488
Cloud Software Group, 6.50%, 3/31/29 (1) 858,000 832
Cloud Software Group, 8.25%, 6/30/32 (1) 3,270,000 3,315
Cloud Software Group, 9.00%, 9/30/29 (1) 1,710,000 1,704
CMG Media, 8.875%, 6/18/29 (1) 2,750,000 2,372
Comstock Resources, 6.75%, 3/1/29 (1) 3,420,000 3,334
Constellium, 3.125%, 7/15/29 (EUR)  995,000 1,003
Constellium, 5.375%, 8/15/32 (EUR) (1) 1,435,000 1,524
Crescent Energy Finance, 7.375%, 1/15/33 (1) 2,445,000 2,356
Crescent Energy Finance, 7.625%, 4/1/32 (1) 2,345,000 2,298
CSC Holdings, 5.50%, 4/15/27 (1) 1,790,000 1,651
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 571
CSC Holdings, 7.50%, 4/1/28 (1) 1,350,000 955
CSC Holdings, 11.25%, 5/15/28 (1) 770,000 744
CSC Holdings, 11.75%, 1/31/29 (1) 1,230,000 1,187
CVR Partners, 6.125%, 6/15/28 (1) 4,115,000 3,976
CVS Health, VR, 6.75%, 12/10/54 (3) 4,555,000 4,579
CVS Health, VR, 7.00%, 3/10/55 (3) 1,550,000 1,561
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 1,559,000 1,814
Diamond Foreign Asset, 8.50%, 10/1/30 (1) 3,185,000 3,265
DISH DBS, 5.75%, 12/1/28 (1) 3,013,000 2,523
DISH Network, 11.75%, 11/15/27 (1) 780,000 819
EchoStar, 10.75%, 11/30/29  1,160,000 1,217
Frontier Communications Holdings, 6.00%, 1/15/30 (1) 2,085,000 2,082
Global Net Lease, 3.75%, 12/15/27 (1) 2,470,000 2,316
Graphic Packaging International, 3.75%, 2/1/30 (1) 2,945,000 2,695
Hightower Holding, 9.125%, 1/31/30 (1) 1,860,000 1,906
Hilcorp Energy I, 6.00%, 4/15/30 (1) 1,435,000 1,360
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 266
Hilcorp Energy I, 6.25%, 4/15/32 (1) 1,145,000 1,068
Hilcorp Energy I, 6.875%, 5/15/34 (1) 745,000 698
Jane Street Group, 6.125%, 11/1/32 (1) 3,490,000 3,433
Jane Street Group, 7.125%, 4/30/31 (1) 2,320,000 2,381
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (1)(6) — —
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 2,402,000 2,018
Level 3 Financing, 4.875%, 6/15/29 (1) 1,395,000 1,182
Level 3 Financing, 10.75%, 12/15/30 (1) 3,198,684 3,535
Level 3 Financing, 11.00%, 11/15/29 (1) 279,732 311
LifePoint Health, 5.375%, 1/15/29 (1) 1,405,000 1,229
LifePoint Health, 8.375%, 2/15/32 (1) 1,160,000 1,163
LifePoint Health, 9.875%, 8/15/30 (1) 1,395,000 1,468
LifePoint Health, 10.00%, 6/1/32 (1) 540,000 513

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LifePoint Health, 11.00%, 10/15/30 (1) 1,390,000 1,512
Madison IAQ, 5.875%, 6/30/29 (1) 1,135,000 1,067
McAfee, 7.375%, 2/15/30 (1) 4,845,000 4,276
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 4,075,000 3,703
Midcontinent Communications, 8.00%, 8/15/32 (1) 3,645,000 3,700
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 887
MPT Operating Partnership, 5.00%, 10/15/27  1,540,000 1,388
MPT Operating Partnership, 7.00%, 2/15/32 (EUR) (1) 1,190,000 1,304
MPT Operating Partnership, 8.50%, 2/15/32 (1) 1,015,000 1,029
Navient, 5.50%, 3/15/29  400,000 378
Navient, 5.625%, 8/1/33  3,390,000 2,924
Navient, 9.375%, 7/25/30  2,715,000 2,891
Necessity Retail REIT, 4.50%, 9/30/28 (1) 1,280,000 1,206
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 5,275,000 4,550
New Albertsons, 7.45%, 8/1/29  4,000 4
NGL Energy Operating, 8.125%, 2/15/29 (1) 845,000 851
NGL Energy Operating, 8.375%, 2/15/32 (1) 3,055,000 3,044
Nissan Motor Acceptance, 7.05%, 9/15/28 (1) 890,000 924
NRG Energy, VR, 10.25% (1)(3)(4) 2,950,000 3,230
OneMain Finance, 6.75%, 3/15/32  1,560,000 1,531
OneMain Finance, 7.125%, 11/15/31  1,680,000 1,686
OneMain Finance, 7.875%, 3/15/30  575,000 596
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 210
Organon, 5.125%, 4/30/31 (1) 4,690,000 4,080
PG&E, VR, 7.375%, 3/15/55 (3) 3,707,000 3,651
Quikrete Holdings, 6.75%, 3/1/33 (1) 795,000 790
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%,
10/15/26 (1) 1,815,000 1,820
Royal Caribbean Cruises, 5.625%, 9/30/31 (1) 2,250,000 2,208
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 2,255,000 2,249
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 1,735,000 1,750
Scripps Escrow II, 3.875%, 1/15/29 (1) 395,000 306
Seadrill Finance, 8.375%, 8/1/30 (1) 3,770,000 3,770
Service Properties Trust, 4.75%, 10/1/26  1,253,000 1,225
Service Properties Trust, 5.50%, 12/15/27  1,865,000 1,790
Service Properties Trust, 8.875%, 6/15/32  2,445,000 2,411
Stagwell Global, 5.625%, 8/15/29 (1) 4,350,000 4,133
Sunoco, 6.25%, 7/1/33 (1) 1,265,000 1,262
Sunoco, 7.25%, 5/1/32 (1) 1,581,000 1,628
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 1,135,000 1,074
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 1,785,000 1,682
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 785,000 786
Transocean, 8.50%, 5/15/31 (1) 2,390,000 2,306

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Transocean Aquila, 8.00%, 9/30/28 (1) 1,910,692 1,937
Trident TPI Holdings, 12.75%, 12/31/28 (1) 1,550,000 1,657
Univision Communications, 7.375%, 6/30/30 (1) 3,650,000 3,486
Univision Communications, 8.50%, 7/31/31 (1) 545,000 530
UWM Holdings, 6.625%, 2/1/30 (1) 4,455,000 4,410
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 458
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 563
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 430,000 435
Venture Global LNG, 9.875%, 2/1/32 (1) 455,000 480
Venture Global LNG, VR, 9.00% (1)(3)(4) 4,285,000 4,055
Vistra, VR, 8.00% (1)(3)(4) 845,000 866
Vistra, Series C, VR, 8.875% (1)(3)(4) 4,030,000 4,287
WR Grace Holdings, 4.875%, 6/15/27 (1) 980,000 946
WR Grace Holdings, 5.625%, 8/15/29 (1) 3,275,000 2,812
241,989
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 5,590,418 3,501
3,501
Preferred Stocks 0.3%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $2,054 (2)(8)(10) 2,085 2,037
2,037
Total United States (Cost $327,308) 323,014
SHORT-TERM INVESTMENTS 6.7%
Money Market Funds 6.7%
T. Rowe Price Government Reserve Fund, 4.39% (11)(12) 41,977,782 41,978
Total Short-Term Investments (Cost $41,978) 41,978
Total Investments in Securities  104.2%
(Cost $662,214) $ 654,836
Other Assets Less Liabilities (4.2)% (26,662)
Net Assets 100.0% $ 628,174
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in t ransactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $347,821 and represents 55.4% of net assets.
(2) Non-income producing
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) All or a portion of this loan is unsettled as of March 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(8) Level 3 in fair value hierarchy.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,037 and represents 0.3% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/2/25 USD 3,199 GBP 2,511 $ (44)
Barclays Bank 4/2/25 EUR 1,565 USD 1,705 (12)
Deutsche Bank 4/2/25 EUR 1,001 USD 1,086 (3)
Goldman Sachs 4/2/25 GBP 1,600 USD 2,061 6
HSBC Bank 4/2/25 EUR 2,344 USD 2,462 73
HSBC Bank 4/2/25 EUR 1,663 USD 1,804 (6)
HSBC Bank 4/2/25 GBP 24,010 USD 31,059 (45)
HSBC Bank 5/2/25 USD 31,058 GBP 24,010 46
Morgan Stanley 4/2/25 EUR 1,158 USD 1,222 30
RBC Dominion
Securities 4/2/25 EUR 114,399 USD 123,573 139
RBC Dominion
Securities 4/2/25 USD 130,111 EUR 124,891 (4,949)
RBC Dominion
Securities 5/5/25 USD 123,795 EUR 114,399 (140)
Societe Generale 4/2/25 USD 599 EUR 552 2
Standard Chartered 5/5/25 USD 1,182 EUR 1,092 (1)
State Street 4/2/25 EUR 446 USD 475 7
State Street 4/2/25 EUR 649 USD 710 (8)
State Street 4/2/25 USD 648 GBP 500 3
Toronto-Dominion Bank 4/2/25 EUR 2,218 USD 2,427 (28)
UBS Investment Bank 4/2/25 USD 28,458 GBP 22,599 (735)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (5,665)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ —# $ — $ 295+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 17,124  ¤  ¤ $ 41,978^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $295 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $41,978.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global High Income Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Global High Income Bond Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global High Income Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 533,321 $ — $ 533,321
Bank Loans — 72,998 2,273 75,271
Common Stocks 813 — — 813
Convertible Preferred Stocks 1,416 — — 1,416
Preferred Stocks — — 2,037 2,037
Short-Term Investments 41,978 — — 41,978
Total Securities 44,207 606,319 4,310 654,836
Forward Currency Exchange
Contracts — 306 — 306
Total $ 44,207 $ 606,625 $ 4,310 $ 655,142
Liabilities
Forward Currency Exchange
Contracts $ — $ 5,971 $ — $ 5,971
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F36-054Q1 03/25